Organization and nature of business	12 Months Ended
Sep. 30, 2025
Organization and nature of business
Organization and nature of business

Note 1 - Organization and nature of business

Farmmi, Inc. (“FAMI” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FAMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, which in turn owns 100% equity interest in Zhejiang Suyuan Agricultural Technology Co., Ltd (“Zhejiang Suyuan Agricultural”), Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”) and Farmmi (Hangzhou) Health Development Co., Ltd (“Farmmi Heath Development”), and these subsidiaries were established under the laws of the People’s Republic of China (“PRC” or “China”). Also, FAMI owns 100% equity interest in Farmmi USA Inc (“Farmmi USA”), which was established under the laws of the State of California.

Farmmi Enterprise owns 100% equity interest in Zhejiang Farmmi Ecological Agriculture Technology Co., Ltd (“Farmmi Eco Agri”). Farmmi Eco Agri owns 100% equity interests in Lishui Farmmi E-Commerce Co., Ltd. (“Farmmi E-Commerce”), Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”), Zhejiang Farmmi Agricultural Supply Chain Co., Ltd. (“Farmmi Supply Chain”), Ningbo Farmmi Baitong Trade Co., Ltd (“Ningbo Farmmi Trade”) and Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotech”).

Farmmi Supply Chain owns 100% equity interest in Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd (“Jiangxi Xiangbo”) and Guoning Zhonghao (Ningbo) Trading Co., Ltd. (“Guoning Zhonghao”). Jiangxi Xiangbo owns 100% equity interest in Yudu County Yada Forestry Co., Ltd. (“Yudu Yada”).

Farmmi Health Development owns 100% equity interest in Zhejiang Farmmi Healthcare Technology Co., Ltd (“Farmmi Healthcare”). Farmmi Healthcare and Farmmi Health Development own 95% and 5% of the equity interests in Zhejiang Yitang Medical Service Co., Ltd. (“Yitang Mediservice”), respectively. Yitang Mediservice owns 100% interest in Zhejiang Yiting Medical Technology Co., Ltd. (“Yiting Meditech”).

On July 13, 2022, Farmmi Canada Inc. (Farmmi Canada) was established under the laws of Canada. Farmmi Inc. owns 100% of the equity interest in Farmmi Canada. Farmmi Canada was dissolved on December 31, 2024.

On July 23, 2024, SuppChains Group Inc (“SuppChains”) was established under the laws of the State of California. Farmmi USA owns 75% equity of SuppChains.

On October 31, 2024, Suppchains Transport Inc (“Suppchains Transport”) was established under the laws of the State of California. SuppChains owns 100% equity of SuppChains Transport.

On November 4, 2024, Zhejiang Famimi Biotechnology Co., Ltd (“Famimi Biotech”) was established under the laws of PRC, where Zhejiang Suyuan Agricultural owns 95% and Farmmi E-Commerce owns 5% of Famimi Biotech, respectively.

In March 2025, the Company internally reorganized its subsidiaries. After reorganization, Yitang Mediservice owns 100% interest in Jiangxi Xiangbo, Guoning Zhonghao and Ningbo Farmmi Trade.

On March 31, 2025, an agreement was signed to divest 100% interest in Farmmi Food and Farmmi Supply Chain to a third party for a total cash consideration of RMB20,000 ($2,754).

In June 2025, agreements were signed to divest 100% interest in Farmmi Biotech, Guoning Zhonghao and Ningbo Farmmi Trade to third parties for a total cash consideration of RMB10,000 ($1,405), RMB10,000 ($1,405), and RMB5,000 ($702), respectively.

On August 6, 2025, Suppchains Oak Inc (“Suppchains Oak”) was established under the laws of the State of New Jersey, the United States of America. Suppchains Transport owns 100% equity of Suppchains Oak.

As of September 30, 2025, details of the subsidiaries of FAMI are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Holding company
Zhejiang Suyuan Agricultural	July 25, 2022	Zhejiang, China	100%	Holding company
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Agriculture products
Farmmi Healthcare	September 18, 2021	Zhejiang, China	100%	Medical health
Yitang Mediservice	September 7, 2021	Zhejiang, China	100%	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100%	Medical technology
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Farmmi USA	April 20, 2023	California, USA	100%	Agriculture products
SuppChains	July 23, 2024	California, USA	75%	Trading
Suppchains Transport	October 31, 2024	California, USA	100%	Trading
Suppchains Oak	August 6, 2025	New Jersey, USA	100%	Trading

FAMI through its subsidiaries (herein collectively referred to as the “Company”) are principally engaged in processing, distributing, and trading dried Shiitake mushrooms, Mu Er (also known as Auricularia heimuer or black ear fungus), other edible fungi, other agricultural products trading business (e.g., tapioca, corn, cotton, and cornstarch), and logistic services.